Note 7 - Property and Equipment	12 Months Ended
Oct. 31, 2024
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
7.	Property and equipment:

(thousands of Canadian dollars)
	2024	2023

Cost	$36,721	$17,827
Accumulated amortization	(12,836)	(11,291)

	$23,885	$6,536

None of the Bank’s property and equipment is subject to title restrictions, nor is any pledged as security for any of the Bank’s liabilities. Total amortization expense recorded for property and equipment for the year ended October 31, 2024, totalled $1.5 million (2023 - $694,000).